TRADE ACCOUNTS RECEIVABLE - Roll-forward of the expected credit losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening balance	R$ 97,934	R$ 95,053
Closing balance	208,091	97,934
Trade accounts receivable
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening balance	30,300	31,962
(Provisions)/Reversals, net	(119,417)	(2,585)
Utilisation Allowance Account For Credit Losses Financial Assetss	16,937	5,790
Increase Decrease In Allowance Account For Credi tLosses Financial Assets	(1,232)	1,543
Closing balance	R$ 131,548	R$ 30,300